Inventories (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Raw materials and supplies	$ 4,013	24,631	10,032	4,467
Work in progress	5,527	33,924	27,516	63,354
Finished goods	192,445	1,181,113	1,213,466	1,220,330
Livestock	3,294	20,214	102,960	135,304
Less: Allowance for inventory write down	(5,893)	(36,171)	(36,043)	(36,829)
Inventory Net	$ 199,386	1,223,711	1,317,931	1,386,626